NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Net Income/Loss Per Share
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted income (loss) per share	46,463	44,990	(99,941)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	38,826,800	41,342,597	43,505,175
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	39,303,760	41,671,763	43,505,175

Basic income (loss) per share	1.20	1.09	(2.30)
Diluted income (loss) per share	1.18	1.08	(2.30)